AXA PREMIER VIP TRUST – MULTIMANAGER TECHNOLOGY PORTFOLIO

SUPPLEMENT DATED JULY 20, 2010 TO THE PROSPECTUS DATED MAY 1, 2010, AS SUPPLEMENTED

This Supplement updates the above referenced Prospectus, as supplemented, of the AXA Premier VIP Trust (“Trust”). You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or by visiting the Trust’s website at www.axa-equitablefunds.com. You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with information about a portfolio manager addition for the Multimanager Technology Portfolio (the “Portfolio”).

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Michael Masdea has been added as a portfolio manager to one of the allocated portions of the Portfolio advised by Wellington Management Company, LLP (“Wellington”).

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The following information replaces in its entirety the information under the section “Who Manages the Portfolio – Sub-adviser: Wellington Management Company, LLP – Portfolio Managers”:

Name	Title	Date Began Managing a Portion of the Portfolio
John F. Averill, CFA	Senior Vice President and Global Industry Analyst	December 2003

Nicolas B. Boullet	Vice President and Global Industry Analyst	May 2009

Bruce L. Glazer	Senior Vice President and Global Industry Analyst	December 2003

Anita M. Killian, CFA	Senior Vice President and Global Industry Analyst	December 2003

Michael Masdea	Vice President and Global Industry Analyst	July 2010

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The following information is added to the section entitled “More Information About the Manager and Sub-Advisers – Multimanager Technology Portfolio – Wellington Management Company, LLP”:

Michael Masdea

Mr. Masdea, Vice President and Global Industry Analyst of Wellington Management, joined Wellington as an investment professional in 2008. Prior to joining Wellington, Mr. Masdea was an investment professional at Credit Suisse from 1999 through 2008. Mr. Masdea has been involved in portfolio management and securities analysis for the Portfolio since 2010.